U.S. Bancorp Fund Services LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

May 23, 2008

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Fairholme Funds, Inc. (the “Company”)
File Nos.: 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Company hereby submits Post-Effective Amendment No. 13 to the Company’s Registration Statement for the purpose of (1) making material changes to its fundamental investment limitations, (2) making substantive changes to the investment advisory agreement, and (3) adding two new directors to the Company’s Board of Directors, with shareholder approval obtained on May 23, 2008.

Except for the changes described above, no other material changes were made to the Company’s Registration Statement.  Please note that the Prospectus and SAI relating to the Company were last fully reviewed by the Staff as Post-Effective Amendment No. 9, filed pursuant to Rule 485(a)(1) on May 19, 2006.  Therefore, pursuant to Release No. IC-13768, the Company requests that this Post-Effective Amendment be afforded limited and expedited review.

For your convenience, we are sending courtesy copies of the redlined Prospectus and SAI from this Post Effective Amendment directly to you via overnight Federal Express.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures